Legislation Impact on the Financial Statements	12 Months Ended
Dec. 31, 2017
Legislation Impact on the Financial Statements [Abstract]
LEGISLATION IMPACT ON THE FINANCIAL STATEMENTS
NOTE 2A:-	LEGISLATION IMPACT ON THE FINANCIAL STATEMENTS

The Law to Promote Competition and Reduce Concentration

In December 2013, the Law to Promote Competition and Reduce Concentration, 2013 (the “Concentration Law”) was published in the official records of the State of Israel. The Concentration Law aims to reduce the concentration level in the Israeli economy through three major actions: (a) imposing structural limitations and corporate governance rules on interests held in the form of a pyramid structure; (b) separation between interests in a significant real activity and a significant financial activity; (c) imposing limitations on the allocation of state assets. The Company is included in the list of significant real corporations published by the Committee for the Reduction of Concentration.

To the date of the report, the Company is in compliance with the provisions of the Concentration Law.